Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$460	$558,560

Pennsylvania — 111.3%

Corporate — 1.0%
Pennsylvania Economic Development Financing
Authority, RB, Series A, AMT, 3.25%, 08/01/39(a)	1,950	1,973,439
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	135	142,773

		2,116,212

County/City/Special District/School District — 29.6%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	190	197,456
Series A, 5.00%, 05/01/42	450	467,662
Altoona Area School District, GO
(BAM SAW), 5.00%, 12/01/36	125	147,960
(BAM SAW), 5.00%, 12/01/45	600	693,096
Series A, (AGM, SAW), 5.00%, 12/01/36	1,180	1,396,742
Bethlehem Area School District, GO
Series A, (BAM SAW), 5.00%, 08/01/34	1,610	1,892,088
Series A, (BAM SAW), 5.00%, 08/01/35	1,210	1,420,625
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,204,270
Boyertown Area School District, GO
(SAW), 5.00%, 10/01/36	610	686,177
(SAW), 5.00%, 10/01/38	920	1,033,832
Bristol Township School District, GO
(SAW), 5.00%, 06/01/40	775	844,231
(BAM SAW), 5.00%, 06/01/42	1,685	2,039,490
Chester County Industrial Development Authority, SAB (a) 4.25%, 03/01/35	715	729,943
4.75%, 03/01/50	1,525	1,557,330
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,951,134
City of Philadelphia Pennsylvania, Refunding GO,
Series A, 5.00%, 08/01/37	1,360	1,659,023
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/22(b)	1,095	1,164,456
Coatesville School District, GO, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	103,434
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	883,214
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	784,911
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	186,879
Series B, (BAM SAW), 0.00%, 10/01/34	550	355,553
Series C, (BAM SAW), 0.00%, 10/01/33	360	245,776
Dallastown Area School District, Refunding GO, (SAW), 5.00%, 04/15/34	1,235	1,440,393
East Pennsboro Area School District, GO
(BAM SAW), 4.00%, 10/01/40	355	407,664
(BAM SAW), 4.00%, 10/01/44	840	951,770
Fox Chapel Area School District, GO
(SAW), 5.00%, 02/01/39	1,345	1,629,669
(SAW), 5.00%, 02/01/42	1,250	1,490,762
Governor Mifflin School District, GO
Series A, (SAW), 4.00%, 04/01/39	360	417,463

Security	Par (000)	Value

County/City/Special District/School District (continued)
Governor Mifflin School District, GO (continued)
Series A, (SAW), 4.00%, 04/01/40	$225	$260,172
Series A, (SAW), 4.00%, 04/01/42	640	737,382
Series A, (SAW), 4.00%, 04/01/43	570	656,002
Series A, (SAW), 4.00%, 04/01/46	665	761,904
Marple Newtown School District, GO, (SAW), 3.00%, 06/01/40	1,375	1,494,199
Northampton County Industrial Development Authority, TA,
7.00%, 07/01/32	150	159,198
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	3,500	3,520,895
Shaler Area School District, GO, CAB, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	5,205,184
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/36	870	1,076,190
(SAW), 5.00%, 03/01/37	890	1,100,058
(SAW), 5.00%, 03/01/40	1,025	1,261,949
(SAW), 5.00%, 03/01/43	775	951,235
State Public School Building Authority, RB, (AGM), 5.00%, 07/15/34	2,190	2,210,871
State Public School Building Authority, RB, CAB(c)
(AGM, SAW), 0.00%, 12/15/22	1,640	1,628,946
(AGM, SAW), 0.00%, 12/15/23	1,980	1,950,300
(AGM, SAW), 0.00%, 12/15/24	1,980	1,922,283
(AGM, SAW), 0.00%, 12/15/25	1,770	1,687,447
Township of Lower Paxton Pennsylvania, GO 5.00%, 04/01/24(b)	1,870	2,125,778
Series A, 4.00%, 04/01/39	400	464,708
Series A, 4.00%, 04/01/40	150	173,607
Series A, 4.00%, 04/01/42	315	362,345
Series A, 4.00%, 04/01/50	395	449,557
Tredyffrin Easttown School District, GO, (SAW), 5.00%, 02/15/39	695	848,769
West Shore School District, GO
(SAW), 5.00%, 11/15/43	2,095	2,555,418
(SAW), 4.00%, 11/15/45	715	829,679
(SAW), 4.00%, 11/15/48	360	415,753
(SAW), 5.00%, 11/15/48	1,200	1,453,032

		64,245,864

Education — 17.7%
Berks County Municipal Authority, Refunding RB 5.00%, 10/01/39	160	172,453
5.00%, 10/01/49	430	459,636
City of Erie Higher Education Building Authority Refunding RB 4.00%, 05/01/36	105	119,239
5.00%, 05/01/47	335	402,238
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 06/01/22(b)	2,460	2,586,764
Delaware County Authority, RB 5.00%, 08/01/40	1,205	1,400,427
5.00%, 08/01/45	1,610	1,835,207
Delaware County Authority, Refunding RB, 5.00%, 07/01/47	2,480	2,766,241
East Hempfield Township Industrial Development Authority, RB 5.00%, 07/01/35	920	970,586
5.00%, 07/01/45	300	309,030
5.00%, 07/01/47	820	864,460

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Latrobe Industrial Development Authority Refunding RB, 4.00%, 03/01/46	$285	$308,606
Northampton County General Purpose Authority,
Refunding RB, 4.00%, 11/01/38	1,160	1,342,155
Pennsylvania Higher Educational Facilities Authority, RB,
Series AT-1, 4.00%, 06/15/34	2,000	2,245,700
Pennsylvania Higher Educational Facilities Authority, Refunding RB 5.00%, 05/01/37	1,325	1,347,088
Series A, 5.25%, 05/01/21(b)	3,000	3,000,000
Series A, 5.25%, 07/15/33	1,580	1,716,433
Series A, 5.50%, 07/15/38	385	419,038
Series A, 5.25%, 05/01/41(b)	230	230,000
Philadelphia Authority for Industrial Development, RB 4.00%, 06/15/29	280	294,815
5.00%, 06/15/39	335	361,944
5.00%, 11/01/42	2,710	3,194,765
5.00%, 06/15/49	935	993,250
5.00%, 06/15/50	575	602,962
Philadelphia Authority for Industrial Development, Refunding RB 5.00%, 05/01/30	440	513,546
5.00%, 05/01/40	375	423,926
5.00%, 06/15/40(a)	320	371,434
4.00%, 05/01/42	2,985	2,973,239
4.00%, 11/01/45	740	832,892
5.00%, 05/01/50	1,120	1,236,625
5.00%, 06/15/50(a)	610	695,473
Series 2015, 5.00%, 04/01/45	2,170	2,488,795
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/38	830	918,760

		38,397,727

Health — 25.5%
Allegheny County Hospital Development Authority, RB, Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,542,400
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,949,560
Series A, (AGM), 4.00%, 04/01/44	3,440	3,868,899
Series A, 5.00%, 04/01/47	700	842,226
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/51	1,000	1,090,720
Bucks County Industrial Development Authority,
Refunding RB, 5.00%, 10/01/37	940	1,055,479
Centre County Hospital Authority, RB, 7.00%, 11/15/21(b) .	2,410	2,497,121
Cumberland County Municipal Authority, Refunding RB 5.00%, 01/01/25(b)	255	297,781
4.00%, 01/01/36	395	440,860
4.13%, 01/01/38	160	178,931
5.00%, 01/01/38	2,345	2,642,346
5.00%, 01/01/39	760	902,842
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	2,288,021
Franklin County Industrial Development Authority, RB 5.00%, 12/01/29	70	77,374
5.00%, 12/01/39	135	146,864
5.00%, 12/01/49	100	107,170
5.00%, 12/01/54	365	388,918

Security	Par (000)	Value

Health (continued)
Geisinger Authority, Refunding RB, Series A-2, 5.00%, 02/15/39	$4,050	$4,892,724
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	640,907
Lancaster Industrial Development Authority, RB 4.00%, 12/01/44	420	457,813
5.00%, 12/01/44	665	768,853
4.00%, 12/01/49	565	613,488
Lancaster Industrial Development Authority, Refunding RB (b) 5.38%, 05/01/23	520	573,269
5.75%, 05/01/23	865	960,055
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/37.	840	1,033,166
Series A, 5.00%, 09/01/48	1,500	1,805,040
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	223,978
Series C, 5.00%, 11/15/45	915	1,091,769
Montgomery County Industrial Development Authority, Refunding RB 5.00%, 05/15/22(b)	1,420	1,490,163
5.25%, 01/01/40	220	223,190
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48 .	2,345	2,622,484
Northampton County General Purpose Authority, Refunding RB 5.00%, 08/15/46	1,000	1,154,850
5.00%, 08/15/48	1,125	1,333,688
Pennsylvania Higher Educational Facilities Authority, RB, Series A, 5.75%, 08/15/21(b)	5,125	5,205,104
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, Series A, 5.00%, 09/01/45	2,000	2,219,740
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,585,660
Union County Hospital Authority, Refunding RB, 7.00%, 08/01/21(b)	460	467,585
Wayne County Hospital & Health Facilities Authority, RB,
Series A, (GTD), 4.00%, 07/01/46	1,595	1,744,452
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/36	130	147,237
Series A, 4.00%, 11/15/41	105	117,522
Series A, 4.00%, 11/15/46	185	204,582
Westmoreland County Industrial Development Authority, Refunding RB, Series A, 4.00%, 07/01/37	360	424,166

		55,318,997

Housing — 2.8%
Pennsylvania Housing Finance Agency, RB, M/F Housing
Series A, 4.25%, 10/01/35.	385	306,240
Series A, 4.50%, 10/01/40	400	316,912
Pennsylvania Housing Finance Agency, RB, S/F
Housing, Series 128B, 4.00%, 10/01/47	2,030	2,191,020
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36.	810	549,674

2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Philadelphia Authority for Industrial Development, RB, M/F Housing (continued)
Series A, 4.00%, 12/01/46.	$2,970	$2,081,554
Series A, 4.00%, 12/01/51.	805	563,114

		6,008,514

State — 8.5%
Commonwealth Financing Authority, RB 5.00%, 06/01/34	4,175	5,132,787
5.00%, 06/01/35	1,295	1,587,320
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/28	1,000	1,266,650
Pennsylvania Economic Development Financing
Authority, RB, AMT, 5.00%, 06/30/42	7,000	8,037,820
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/48	1,930	2,382,103

		18,406,680

Tobacco — 2.0%
Commonwealth Financing Authority, RB, 5.00%, 06/01/33	3,575	4,405,580

Transportation — 14.2%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/37	1,100	1,306,008
Series B, AMT, 5.00%, 07/01/47	2,105	2,445,757
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,500	1,817,250
Delaware River Port Authority, RB 5.00%, 01/01/29	475	532,565
5.00%, 01/01/37	2,285	2,549,512
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	6,025	6,398,972
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	2,345	2,814,750
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,275	775,557
Sub-Series A-3, 0.00%, 12/01/42	4,760	2,649,606
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	3,270	3,846,174
Southeastern Pennsylvania Transportation Authority, RB 5.00%, 06/01/21(b)	4,325	4,340,614
5.00%, 06/01/32	1,075	1,398,887

		30,875,652

Utilities — 10.0%
Allegheny County Sanitary Authority, RB, (BAM), 5.25%, 12/01/41	1,410	1,574,096
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	894,636
Series A, (AGM), 5.00%, 12/01/40	1,000	1,138,830
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43.	3,040	3,800,942
Series A, 5.00%, 11/01/45	1,790	2,339,136
Series A, 5.25%, 10/01/52	810	999,281
Delaware County Regional Water Quality Control
Authority, RB, 5.00%, 05/01/23(b)	420	459,896
Falls Township Authority, Refunding RB, (MUN GOVT GTD), 5.00%, 12/01/37	1,270	1,304,633

Security	Par (000)	Value

Utilities (continued)
New Kensington Municipal Sanitary Authority, RB,
(AGM), 3.25%, 12/01/47	$1,195	$1,238,020
Philadelphia Gas Works Co., Refunding RB 5.00%, 08/01/30	800	935,984
5.00%, 08/01/31	600	701,448
5.00%, 08/01/32	800	934,536
5.00%, 08/01/33	400	466,888
5.00%, 08/01/34	700	816,431
Pittsburgh Water & Sewer Authority, RB, Series B,
(AGM), 4.00%, 09/01/50	900	1,051,794
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,000	2,430,260
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	668,108

		21,754,919

Total Municipal Bonds in Pennsylvania		241,530,145

Puerto Rico — 4.6%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	294,195
Series A-1, Restructured, 5.00%, 07/01/58	389	437,006
Series A-2, Restructured, 4.33%, 07/01/40	519	567,277
Series A-2, Restructured, 4.78%, 07/01/58	46	51,210
Series B-1, Restructured, 4.75%, 07/01/53	283	313,380
Series B-1, Restructured, 5.00%, 07/01/58	3,423	3,845,741
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,952,760
Series B-2, Restructured, 4.78%, 07/01/58	274	304,063
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	3,618	1,140,792

Total Municipal Bonds in Puerto Rico		9,906,424

Total Municipal Bonds — 116.1% (Cost: $232,094,968)		251,995,129

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Pennsylvania — 42.9%

Education — 9.6%
Northampton County General Purpose Authority,
Refunding RB, 5.00%, 11/01/47	3,900	4,672,356
Pennsylvania Higher Educational Facilities Authority, RB,
Series AR, 4.00%, 06/15/38	11,335	12,459,659
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(e)	3,300	3,748,305

		20,880,320

Health — 25.1%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(e)	2,501	2,882,194
Geisinger Authority, RB, Series A-1, 5.13%, 06/01/41	7,430	7,457,117
General Authority of Southcentral Pennsylvania, Refunding RB 4.00%, 06/01/49	5,385	6,123,660
Series A, 5.00%, 06/01/24(b)	7,000	8,007,930
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series C, 5.00%, 07/01/41	4,685	4,719,387
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(e)	3,100	3,532,884

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	$8,000	$8,845,680
Pennsylvania Higher Educational Facilities Authority, RB, Series A, 4.00%, 08/15/39(e)	7,815	8,164,330
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	3,754	4,590,009

		54,323,191

Housing — 1.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 114C, 3.70%, 10/01/42(e)	2,439	2,461,056

State — 3.2%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(e)	6,000	7,011,720

Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	2,046,694
Pennsylvania Turnpike Commission, Refunding RB, Sub- Series B-2, 5.00%, 06/01/35	1,850	2,249,489

		4,296,183

Utilities — 1.9%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	3,493	4,029,147

Total Municipal Bonds in Pennsylvania		93,001,617

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.9% (Cost: $85,724,161)		93,001,617

Total Long-Term Investments — 159.0% (Cost: $317,819,129)		344,996,746

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(f)(g)	2,538,326	$2,538,834

Total Short-Term Securities — 1.2% (Cost: $2,538,834)		2,538,834

Total Investments — 160.2% (Cost: $320,357,963)		347,535,580

Other Assets Less Liabilities — 1.7%		3,658,661

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.9)%		(51,945,305)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (38.0)%		(82,327,295)

Net Assets Applicable to Common Shares — 100.0%		$216,921,641

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2022 to October 1, 2042, is $16,004,052.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,880,644	$658,100	(a)	$—	$90	$—	$2,538,834	2,538,326	$179	$—

(a)	Represents net amount purchased (sold).

4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	81	06/21/21	$10,702	$(12,791)
U.S. Long Treasury Bond	32	06/21/21	5,034	(18,904)

				$(31,695)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments Municipal Bonds	$—	$251,995,129	$—	$251,995,129
Municipal Bonds Transferred to Tender Option Bond Trusts	—	93,001,617	—	93,001,617
Short-Term Securities Money Market Funds	2,538,834	—	—	2,538,834

	$2,538,834	$344,996,746	$—	$347,535,580

Derivative Financial Instruments(a)
Liabilities

Interest Rate Contracts.	$(31,695)	$—	$—	$(31,695)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(51,926,581)	$—	$(51,926,581)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(134,526,581)	$—	$(134,526,581)

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

6